Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	1.36
Maximum Aggregate Offering Price	$ 136,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.78
Offering Note	1(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers an indeterminate number of additional shares of common stock, par value per share $0.001 (the "Common Stock"), of TELA Bio, Inc. (the "Registrant") issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock of the Registrant. 1(b) Represents shares of Common Stock that are issuable upon the exercise of stock option awards granted between June 2, 2025 and November 10, 2025 to certain newly-hired employees of the Registrant as an inducement material to their acceptance of employment with the Registrant (the "Inducement Option Awards"). 1(c) Estimated pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum offering price are calculated on the basis of the weighted average exercise prices of the Inducement Option Awards.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	103,400
Proposed Maximum Offering Price per Unit	0.75
Maximum Aggregate Offering Price	$ 77,550.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10.71
Offering Note	2(a) Represents shares of Common Stock that are issuable upon the settlement of restricted stock unit awards granted between May 5, 2025 and February 18, 2026 to certain newly-hired employees of the Registrant as an inducement material to their acceptance of employment with the Registrant. 2(b) Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum offering price are based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Market on March 19, 2026.